Derivative Instruments: - Fair value of derivative instruments not designated as hedging (Details) - Natural gas swaps - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Liabilities:
Fair value of liabilities	$ 13,154,000	$ 6,328,000
Not designated as hedges | Other current assets
Assets:
Fair value of assets	226,000	412,000
Not designated as hedges | Other current liabilities
Liabilities:
Fair value of liabilities	2,066,000	1,575,000
Not designated as hedges | Other deferred credits
Liabilities:
Fair value of liabilities	$ 11,314,000	$ 5,165,000